SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2019
Accounting Policies [Abstract]
Summary of financial statement amounts and balances of the VIE and its subsidiaries
The following financial statement amounts and balances of the VIE and its subsidiaries were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	As of September 30,
	2018	2019
	RMB	RMB	USD (Note 2)
ASSETS
Cash and cash equivalents	49,977	55,926	7,824
Restricted cash	15,000	91,015	12,733
Accounts receivable, net of allowance of nil as of September 30, 2018 and 2019	473	1,306	183
Amounts due from related parties	22,503	5,587	782
Prepaid rent and deposit	169,021	127,096	17,781
Advances to suppliers	13,514	64,028	8,958
Other current assets	113,835	146,316	20,470
Property and equipment, net	1,273,871	1,170,446	163,751
Intangible assets, net	1,073	1,240	173
Land use rights	11,021	10,734	1,502
Other assets	207	—	—
Total assets	1,670,495	1,673,694	234,157
Liabilities
Accounts payable	430,963	277,103	38,768
Amounts due to related parties	32,179	3,121	437
Deferred revenue	61,051	78,540	10,988
Short-term debt	132,048	319,103	44,644
Rental installment loans	1,108,097	756,749	105,873
Deposits from tenants	113,325	163,203	22,833
Accrued expenses and other current liabilities	87,468	93,908	13,138
Long-term debt	165,479	428,345	59,928
Long-term deferred rent	341,303	387,739	54,247
Total liabilities	2,471,913	2,507,811	350,856

	For the years ended September 30
	2017	2018	2019
	RMB	RMB	RMB	USD (Note 2)
Net revenues	522,737	889,937	1,233,770	172,611
Net loss	(66,857)	(251,555)	(177,738)	(24,866)

	For the years ended September 30
	2017	2018	2019
	RMB	RMB	RMB	USD (Note 2)
Net cash (used in) provided by operating activities	(23,963)	10,964	393,847	55,101
Net cash used in investing activities	(285,518)	(515,360)	(351,450)	(49,170)
Net cash provided by financing activities	421,275	411,219	39,567	5,536

Summary of expected useful lives of property and equipment, net	The expected useful lives are as follows:

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	45 years
Furniture, fixtures and equipment	5 - 8 years
Motor vehicles	8 years

Summary of fair value of financial assets and liabilities accounted for at fair value on a recurring basis
The following table summarizes the fair value of the Group’s financial assets and liabilities that are accounted for at fair value on a recurring basis, by level within the fair value hierarchy, as of September 30, 2018 and 2019:

			Fair Value Measurements at Reporting Date Using
Years Ended September 30,	Description	Fair Value as of September 30 RMB	Quoted Prices in Active Markets for Identical Assets (Level 1) RMB	Significant Other Observable Inputs (Level 2) RMB	Significant Unobservable Inputs (Level 3) RMB	Total Gain for the Year RMB
2018	Contingent earn-out	83,872			83,872	6,164
2019	liabilitie s	97,417			97,417	42,404

Summary of assets measured at fair value on a non-recurring basis
The following table presents the Group’s assets measured at fair value on a non-recurring
basis for the years ended September 30,
2017,
2018 and 2019:

			Fair Value Measurements at Reporting Date Using
Years Ended September 30,	Description	Fair Value for Years Ended September 30 RMB	Quoted Prices in Active Markets for Identical Assets (Level 1) RMB	Significant Other Observable Inputs (Level 2) RMB	Significant Unobservable Inputs (Level 3) RMB	Total Loss for the Year RMB
2017		105,689			105,689	22,750
2018	Property and equipmen t	103,399			103,399	50,614
2019		124,993			124,993	46,213